AST INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 98.8%
Common Stocks — 97.5%
Argentina — 2.1%
MercadoLibre, Inc.*	30,115	$44,333,496
Australia — 1.1%
Aristocrat Leisure Ltd.	465,942	12,204,607
CSL Ltd.	50,229	10,140,385
		22,344,992
Austria — 0.5%
BAWAG Group AG, 144A*	213,093	11,077,170
Belgium — 0.3%
KBC Group NV*	74,085	5,394,371
Canada — 2.2%
Canadian National Railway Co.	146,197	16,966,158
Shopify, Inc. (Class A Stock)*	26,557	29,385,320
		46,351,478
China — 6.1%
Alibaba Group Holding Ltd.*	632,124	17,818,808
Bilibili, Inc., ADR*(a)	86,796	9,292,380
Meituan (Class B Stock), 144A*	418,998	16,343,132
NetEase, Inc.	637,675	13,093,758
TAL Education Group, ADR*	187,885	10,117,607
Tencent Holdings Ltd.	444,943	35,384,199
Wuxi Biologics Cayman, Inc., 144A*	1,968,504	24,868,903
		126,918,787
Denmark — 2.1%
Chr Hansen Holding A/S*	27,682	2,515,796
Coloplast A/S (Class B Stock)	68,598	10,324,952
DSV Panalpina A/S	49,130	9,652,869
Novo Nordisk A/S (Class B Stock)	164,695	11,092,242
Orsted A/S, 144A	58,163	9,419,267
		43,005,126
Finland — 0.8%
Neste OYJ	181,619	9,638,660
Nordea Bank Abp	735,639	7,249,987
		16,888,647
France — 12.9%
Air Liquide SA	31,137	5,091,740
Airbus SE*	177,658	20,147,989
Arkema SA	26,895	3,259,560
Dassault Systemes SE	76,013	16,278,726
Hermes International	9,945	11,020,428
Kering SA	31,793	21,968,082
L’Oreal SA	89,344	34,290,731
LVMH Moet Hennessy Louis Vuitton SE	80,629	53,809,745
Pernod Ricard SA	140,708	26,364,984
Remy Cointreau SA	53,492	9,877,769
Safran SA*	132,578	18,063,907
Sartorius Stedim Biotech	21,661	8,938,926
Schneider Electric SE	82,976	12,678,811
Teleperformance	55,049	20,111,995
	Shares	Value
Common Stocks (continued)
France (cont’d.)
TOTAL SE(a)	185,032	$8,632,411
		270,535,804
Germany — 4.6%
adidas AG*	34,869	10,894,511
Brenntag SE	130,571	11,162,832
Deutsche Boerse AG	30,116	5,011,206
Gerresheimer AG	137,782	13,700,131
Hypoport SE*	7,160	3,799,915
Infineon Technologies AG	415,328	17,713,714
Rational AG(a)	10,795	8,388,083
SAP SE	14,676	1,801,418
SAP SE, ADR(a)	96,990	11,909,402
Scout24 AG, 144A	94,166	7,161,264
TeamViewer AG, 144A*	100,835	4,318,515
		95,860,991
Hong Kong — 3.1%
AIA Group Ltd.	2,028,036	24,867,844
Techtronic Industries Co. Ltd.	2,280,203	39,125,441
		63,993,285
India — 2.0%
Housing Development Finance Corp. Ltd.	424,525	14,589,676
Infosys Ltd., ADR(a)	636,683	11,918,706
Reliance Industries Ltd.	577,723	15,909,718
Reliance Industries Ltd., PP	29,139	437,445
		42,855,545
Ireland — 3.2%
AerCap Holdings NV*	110,866	6,512,269
CRH PLC	389,312	18,201,201
Kerry Group PLC (Class A Stock)	103,031	12,915,681
Kingspan Group PLC	144,733	12,223,711
Ryanair Holdings PLC, ADR*	74,750	8,596,250
Smurfit Kappa Group PLC	197,609	9,354,440
		67,803,552
Israel — 2.6%
Check Point Software Technologies Ltd.*(a)	110,994	12,427,998
Nice Ltd., ADR*(a)	79,090	17,239,247
Wix.com Ltd.*	85,591	23,898,719
		53,565,964
Italy — 1.9%
Brunello Cucinelli SpA*	285,201	12,286,871
Ferrari NV	97,026	20,290,653
Nexi SpA, 144A*	404,546	7,077,233
		39,654,757
Japan — 9.5%
Asahi Intecc Co. Ltd.	150,500	4,154,841
Bridgestone Corp.	246,600	10,005,291
Daikin Industries Ltd.	103,791	21,013,477
Fujitsu Ltd.	24,400	3,537,393
A1

AST INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
GMO Payment Gateway, Inc.	93,644	$12,495,700
Hoya Corp.	183,700	21,643,170
Kao Corp.	69,800	4,614,739
Keyence Corp.	63,901	29,135,611
M3, Inc.	59,800	4,106,035
Menicon Co. Ltd.	173,864	10,283,828
Nihon M&A Center, Inc.	250,200	6,784,520
Otsuka Corp.	156,900	7,348,612
Sanwa Holdings Corp.	685,700	9,032,105
SCSK Corp.	123,300	7,327,905
Shionogi & Co. Ltd.	100,500	5,419,796
Shiseido Co. Ltd.	79,700	5,359,042
SMC Corp.	20,800	12,111,116
Terumo Corp.	197,000	7,142,012
Tokio Marine Holdings, Inc.	151,800	7,231,454
Toyota Motor Corp.	136,800	10,687,837
		199,434,484
Netherlands — 7.6%
Adyen NV, 144A*	25,062	56,008,385
Argenx SE, ADR*	34,795	9,582,195
ASML Holding NV	78,204	48,136,920
Heineken NV	131,619	13,530,180
Koninklijke DSM NV	20,609	3,493,491
Koninklijke Philips NV*	217,167	12,401,562
NXP Semiconductors NV	79,123	15,930,625
		159,083,358
New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	253,922	5,704,585
Norway — 0.3%
TOMRA Systems ASA	144,435	6,268,394
Singapore — 0.5%
DBS Group Holdings Ltd.	439,900	9,455,986
Spain — 0.7%
Amadeus IT Group SA*	204,312	14,486,985
Sweden — 2.7%
Assa Abloy AB (Class B Stock)	454,984	13,091,103
Atlas Copco AB (Class A Stock)	266,730	16,253,195
Autoliv, Inc.*(a)	37,323	3,463,574
Hexagon AB (Class B Stock)	167,932	15,510,497
Nibe Industrier AB (Class B Stock)	247,653	7,685,260
		56,003,629
Switzerland — 9.3%
Alcon, Inc.*	114,168	7,991,579
Givaudan SA	4,002	15,462,562
Julius Baer Group Ltd.	137,502	8,789,650
Lonza Group AG	41,168	23,076,587
Novartis AG	137,500	11,746,191
Partners Group Holding AG	15,099	19,300,536
Roche Holding AG	57,270	18,507,969
SGS SA	2,645	7,525,819
SIG Combibloc Group AG*	553,783	12,832,087
Sika AG	40,095	11,469,821
Sonova Holding AG*	44,536	11,797,205
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
Straumann Holding AG	22,754	$28,407,765
Temenos AG	61,197	8,830,834
UBS Group AG	615,611	9,554,163
		195,292,768
Taiwan — 4.0%
Sea Ltd., ADR*(a)	169,669	37,875,211
Taiwan Semiconductor Manufacturing Co. Ltd.	997,000	20,758,431
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	206,656	24,443,271
		83,076,913
United Kingdom — 13.0%
Abcam PLC*	621,539	12,055,595
Ashtead Group PLC	327,799	19,485,349
Barratt Developments PLC*	574,294	5,920,002
Bunzl PLC	584,788	18,763,890
Compass Group PLC*	441,971	8,939,855
DCC PLC	189,494	16,469,438
Diageo PLC	410,352	16,906,643
Electrocomponents PLC	655,224	9,005,414
Experian PLC	337,246	11,632,401
Farfetch Ltd. (Class A Stock)*(a)	257,224	13,638,016
Fevertree Drinks PLC	212,108	6,275,941
Halma PLC	205,505	6,745,028
London Stock Exchange Group PLC	205,616	19,651,891
Prudential PLC	590,220	12,606,951
Reckitt Benckiser Group PLC	153,060	13,737,134
RELX PLC	548,777	13,736,320
Rentokil Initial PLC*	1,089,688	7,272,480
Rightmove PLC*	584,040	4,674,890
Segro PLC, REIT	734,431	9,496,022
Smith & Nephew PLC	337,470	6,377,607
Spirax-Sarco Engineering PLC	49,505	7,772,494
St. James’s Place PLC	358,908	6,275,586
Trainline PLC, 144A*	1,194,650	7,531,782
Unilever PLC	183,499	10,241,821
Weir Group PLC (The)*	273,549	6,672,052
		271,884,602
United States — 4.1%
Aon PLC (Class A Stock)(a)	56,288	12,952,432
Atlassian Corp. PLC (Class A Stock)*	109,597	23,098,664
Ferguson PLC	126,732	15,124,318
Lululemon Athletica, Inc.*	46,877	14,377,644
QIAGEN NV*(a)	107,838	5,250,632
Spotify Technology SA*	55,445	14,856,488
		85,660,178

Total Common Stocks (cost $1,478,047,779)		2,036,935,847

A2

AST INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value

Preferred Stock — 1.3%
Germany
Sartorius AG (PRFC)	54,180	$27,062,957
(cost $10,497,857)

Total Long-Term Investments (cost $1,488,545,636)		2,063,998,804
Short-Term Investments — 6.0%
Affiliated Mutual Funds — 6.0%
PGIM Core Ultra Short Bond Fund(wa)	5,559,704	5,559,704
PGIM Institutional Money Market Fund (cost $120,519,152; includes $120,508,489 of cash collateral for securities on loan)(b)(wa)	120,574,383	120,514,096

Total Affiliated Mutual Funds (cost $126,078,856)		126,073,800
Unaffiliated Fund — 0.0%
BlackRock Liquidity FedFund, (Institutional Shares)	330	330
(cost $330)

Total Short-Term Investments (cost $126,079,186)		126,074,130

TOTAL INVESTMENTS—104.8% (cost $1,614,624,822)		2,190,072,934

Liabilities in excess of other assets — (4.8)%		(100,954,642)

Net Assets — 100.0%		$2,089,118,292

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
PP	Partly Paid
PRFC	Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $118,744,706; cash collateral of $120,508,489 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3